ASSETS HELD FOR SALE (Details - Portfolio Assets Held for Sale) ฿ in Millions, RM in Millions, R in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2018 MYR (RM) GWh	Jul. 31, 2018 USD ($) GWh	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 ZAR (R)
South Africa Portfolio
Portfolio Assets Held for Sale [Line Items]
Annual generation Energy, GWh | GWh		178
Total consideration		$ 166			R 2,031
South Africa Portfolio | Brookfield Renewable
Portfolio Assets Held for Sale [Line Items]
Total consideration | $		$ 50
Ownership interest		31.00%
Percentage of voting securities owned or controlled		100.00%
South Africa Portfolio | Brookfield Renewable | Top of range
Portfolio Assets Held for Sale [Line Items]
Ownership interest		49.00%
South Africa Portfolio | Brookfield Renewable | Bottom of range
Portfolio Assets Held for Sale [Line Items]
Ownership interest		30.00%
Thailand Portfolio
Portfolio Assets Held for Sale [Line Items]
Annual generation Energy, GWh | GWh	40
Total consideration			฿ 3,070	$ 95
Thailand Portfolio | Brookfield Renewable
Portfolio Assets Held for Sale [Line Items]
Total consideration | $				29
Ownership interest	31.00%
Percentage of voting securities owned or controlled	100.00%
Malaysia Portfolio
Portfolio Assets Held for Sale [Line Items]
Annual generation Energy, GWh | GWh	19
Total consideration	RM 154			37
Malaysia Portfolio | Top of range
Portfolio Assets Held for Sale [Line Items]
Ownership interest	5.00%
Malaysia Portfolio | Bottom of range
Portfolio Assets Held for Sale [Line Items]
Ownership interest	49.00%
Malaysia Portfolio | Brookfield Renewable
Portfolio Assets Held for Sale [Line Items]
Total consideration | $				$ 11
Ownership interest	31.00%